ORGANIZATION AND BUSINESS DESCRIPTION (Details)						3 Months Ended		12 Months Ended
	Sep. 12, 2025 USD ($)	Jul. 18, 2025 USD ($) $ / shares	Apr. 09, 2025 USD ($) $ / shares shares	Apr. 07, 2025 USD ($) $ / shares shares	Apr. 01, 2025 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) $ / shares	Jun. 30, 2025 USD ($)	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2025 USD ($)	Jun. 30, 2026 HKD ($)	Apr. 25, 2026 $ / shares	Mar. 31, 2026 HKD ($)	Mar. 31, 2024 USD ($)
ORGANIZATION AND BUSINESS DESCRIPTION (Details) [Line Items]
Sale of units per share (in Dollars per share) | $ / shares						$ 10		$ 10
Proceeds from Issuance Initial Public Offering								$ 57,500,000
Total gross proceeds						$ 0	$ 2,408,480	2,408,480	$ 0
Cancellation of indebtedness					$ 62,580
Deposited						64,000		64,000		$ 500,000		$ 500,000
Transaction costs								3,570,651
Representative shares amount								0	222,095
Cash held in trust account						$ 8,807			17,221
Minimum percentage of initial business combination fair market value of net assets held in trust account						80.00%		80.00%
Minimum percentage of ownership required to complete business combination						50.00%		50.00%
Public shares redemption percentage						100.00%		100.00%
Net tangible assets						$ 5,000,001		$ 5,000,001
Condition for future business combination threshold net tangible assets						5,000,001		5,000,001
Aggregate deposit						$ 450,000		$ 450,000
Description of event during the extraordinary general meeting						In connection with the shareholder votes at the Extraordinary General Meeting, holders of 2,437,288 ordinary shares properly exercised their right to redeem their shares for cash at a redemption price of approximately $10.38 per share. As a result, approximately $25,302,078 was removed from the Trust Account to pay such holders, and approximately $34,390,068 remained in the Trust Account. Following these redemptions, the Company had 5,221,060 ordinary shares, including 3,312,712 Public Shares, outstanding.		In connection with the shareholder votes at the Extraordinary General Meeting, holders of 2,437,288 ordinary shares properly exercised their right to redeem their shares for cash at a redemption price of approximately $10.38 per share. As a result, approximately $25,302,078 was removed from the Trust Account to pay such holders, and approximately $34,390,068 remained in the Trust Account. Following these redemptions, the Company had 5,221,060 ordinary shares, including 3,312,712 Public Shares, outstanding.
Deposited in Trust account						$ 450,000		$ 450,000
Working deficit						1,640,146		1,052,099
Shareholders’ deficit						(1,640,146)	4,867,251	(1,036,501)	(138,268)				$ 18,252
Accumulated deficit						(2,615,575)		(2,027,528)	(163,268)
Operating activities						(39)	$ (570,078)	(843,315)	$ (99,184)
Principal amount of promissory note						$ 469,053		$ 313,401
Business combination, description						as of March 31, 2026, the Company and Sponsor agreed to amend and restate the Promissory Note II to extend the maturity date thereof to be the earlier of: (i) March 31, 2027 or (ii) the date on which we consummate a business combination.		as of March 31, 2026, the Company and Sponsor agreed to amend and restate the Promissory Note II to extend the maturity date thereof to be the earlier of: (i) March 31, 2027 or (ii) the date on which we consummate a business combination.
Public Shareholders [Member]
ORGANIZATION AND BUSINESS DESCRIPTION (Details) [Line Items]
Deposited in Trust account						$ 900,000
Sponsor [Member]
ORGANIZATION AND BUSINESS DESCRIPTION (Details) [Line Items]
Deposited in Trust account						$ 450,000		$ 450,000
Principal amount of promissory note	$ 1,000,000
Isdera Inc. [Member]
ORGANIZATION AND BUSINESS DESCRIPTION (Details) [Line Items]
Business combination agreed amount		$ 1,000,000,000
Business combination, price per share (in Dollars per share) | $ / shares		$ 10
Extension Note [Member]
ORGANIZATION AND BUSINESS DESCRIPTION (Details) [Line Items]
Conversion price, per share (in Dollars per share) | $ / shares								$ 10			$ 10
Promissory Note II [Member]
ORGANIZATION AND BUSINESS DESCRIPTION (Details) [Line Items]
Conversion price, per share (in Dollars per share) | $ / shares						$ 10		$ 10
IPO [Member]
ORGANIZATION AND BUSINESS DESCRIPTION (Details) [Line Items]
Number of new units issued during the period (in Shares) | shares					5,000,000
Initial business combination description					Each Public Unit consists of one ordinary share of the Company, par value US$0.0001 per share (“Ordinary Share”) and one right to receive one-fifth (1/5th) of one Ordinary Share upon the consummation of an initial business combination (“Right”).
Sale of units per share (in Dollars per share) | $ / shares					$ 10
Proceeds from Issuance Initial Public Offering					$ 50,000,000
Proposed public offering of units (in Shares) | shares					5,000,000
Deposited			$ 57,500,000
Transaction costs					$ 3,570,651
Underwriting commissions paid					1,006,256			$ 1,006,256
Representative shares amount					230,000			230,000
Representative shares amount					451,795			$ 451,795
Cash held in trust account					$ 809,914
Proposed public offering of per units (in Dollars per share) | $ / shares					$ 10	$ 10		$ 10
Sponsor [Member]
ORGANIZATION AND BUSINESS DESCRIPTION (Details) [Line Items]
Sale of units per share (in Dollars per share) | $ / shares					$ 10
Sale of units in private placement (in Shares) | shares					227,500
Total gross proceeds					$ 2,275,000
Proposed public offering of units (in Shares) | shares					200,000
Over-Allotment Option [Member]
ORGANIZATION AND BUSINESS DESCRIPTION (Details) [Line Items]
Sale of units per share (in Dollars per share) | $ / shares			$ 10	$ 10
Shares granted to underwriters (in Shares) | shares					750,000
Underwriters exercised portion of shares (in Shares) | shares			392,378	357,622
Gross proceeds from issuance of units			$ 3,923,780	$ 3,576,220
Underwriting commissions paid					$ 2,112,600			$ 2,112,600
Additional Private Units [Member]
ORGANIZATION AND BUSINESS DESCRIPTION (Details) [Line Items]
Sale of units per share (in Dollars per share) | $ / shares			$ 10	$ 10	$ 10			$ 10
Sale of units in private placement (in Shares) | shares			13,348	13,348	13,348			13,348
Total gross proceeds				$ 2,408,480				$ 2,408,480
Proposed public offering of units (in Shares) | shares					30,000
Gross proceeds					$ 133,480
Cancellation of indebtedness				$ 337,580				$ 337,580